Minimum Rental Commitments under Non-Cancelable Operating Leases and Capital Leases (Detail) (USD $)	Jan. 28, 2012
Operating Leased Assets [Line Items]
Gross Minimum Rentals	$ 4,402,000,000	[1]
Sublease Income	81,000,000	[1]
Net minimum rentals	4,321,000,000	[1]
Capital leases Lease obligation	249,000,000
Minimum rental commitment, option to extend lease terms	2,100,000,000
2012
Operating Leased Assets [Line Items]
Gross Minimum Rentals	654,000,000	[1]
Sublease Income	17,000,000	[1]
Net minimum rentals	637,000,000	[1]
Capital leases Lease obligation	34,000,000
2013
Operating Leased Assets [Line Items]
Gross Minimum Rentals	610,000,000	[1]
Sublease Income	16,000,000	[1]
Net minimum rentals	594,000,000	[1]
Capital leases Lease obligation	32,000,000
2014
Operating Leased Assets [Line Items]
Gross Minimum Rentals	553,000,000	[1]
Sublease Income	12,000,000	[1]
Net minimum rentals	541,000,000	[1]
Capital leases Lease obligation	29,000,000
2015
Operating Leased Assets [Line Items]
Gross Minimum Rentals	487,000,000	[1]
Sublease Income	9,000,000	[1]
Net minimum rentals	478,000,000	[1]
Capital leases Lease obligation	26,000,000
2016
Operating Leased Assets [Line Items]
Gross Minimum Rentals	402,000,000	[1]
Sublease Income	7,000,000	[1]
Net minimum rentals	395,000,000	[1]
Capital leases Lease obligation	23,000,000
2017 and subsequent
Operating Leased Assets [Line Items]
Gross Minimum Rentals	1,696,000,000	[1]
Sublease Income	20,000,000	[1]
Net minimum rentals	1,676,000,000	[1]
Capital leases Lease obligation	$ 105,000,000

[1]	(1) Excluded from the minimum rental commitments displayed above are approximately $2.1 billion related to options to extend ground lease terms that are reasonably assured of being exercised, the balance of which is predominantly related to fiscals 2017 and thereafter.